Post-employment benefit plans (Narrative) (Detail) SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CHF (SFr) yr	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Total net defined benefit post-employment asset			$ 42	$ 9
Major plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions			792	732
Total net defined benefit post-employment asset			$ 42	$ 9
Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65	65
Minimum age required to draw early retirement benefits | yr		58	58
Maximum retirement age starting 2019 | yr		70	70
Maximum period to restore full funding in case an underfunded situation occurs		10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%	50.00%
Technical funding ratio		132.60%	132.60%	127.10%
Limit for investments in equities		50.00%	50.00%
Normal retirement age prior to 2019 | yr		64	64
Starting age for pension fund savings contributions prior to 2019 | yr		25	25
Starting age for pension fund savings contributions | yr		20	20
Additional employer contributions paid to employees retirement assets			$ 235
Reduction of equity expected from additional employer contributions to be paid to pension plan			437
Employer contributions			729	$ 452
Minimum commitment toward the pension fund under the related leases			11	14
Total net defined benefit post-employment asset	[1]		0	0
Swiss pension plan | 2021
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions paid to employees retirement assets			254
Regular employer contributions expected for the next year			518
Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions expected to be paid to employees retirement assets		SFr 720	$ 813
Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)		27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%	9.00%
Employee contributions on contributory base salary (as a percent)		13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%	9.00%
Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)		6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)		2.80%	2.80%
Employee contributions on contributory base salary (as a percent)		2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)		0.00%	0.00%
UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60	60
Employer contributions			$ 46	242
Total net defined benefit post-employment asset			0	4
UK pension plan | 2021
Disclosure Of Defined Benefit Plans [Line Items]
Collateral pool established for pension fund			347	364
Total contributions expected for the next year			0
US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions			17	38
Total net defined benefit post-employment asset			$ 42	5
US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65	65
Number of plans			2
US pension plans | 2021
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year			$ 10
German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65	65
Regular employer contributions expected for the next year			$ 11
Number of plans			2
German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%	5.00%
German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		6.00%	6.00%
German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%	4.00%
German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		0.90%	0.90%
UBS AG
Disclosure Of Defined Benefit Plans [Line Items]
Total net defined benefit post-employment asset	[2]		$ 42	9
UBS AG | Major plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions			499	550
Total net defined benefit post-employment asset			$ 42	$ 9
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65	65
Minimum age required to draw early retirement benefits | yr		58	58
Maximum retirement age starting 2019 | yr		70	70
Maximum period to restore full funding in case an underfunded situation occurs		10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%	50.00%
Technical funding ratio		132.60%	132.60%	127.10%
Limit for investments in equities		50.00%	50.00%
Normal retirement age prior to 2019 | yr		64	64
Starting age for pension fund savings contributions prior to 2019 | yr		25	25
Starting age for pension fund savings contributions | yr		20	20
Additional employer contributions paid to employees retirement assets			$ 143
Reduction of equity expected from additional employer contributions to be paid to pension plan			262
Employer contributions			436	$ 271
Minimum commitment toward the pension fund under the related leases			6	8
Total net defined benefit post-employment asset			0	0
UBS AG | Swiss pension plan | 2021
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions paid to employees retirement assets			152
Regular employer contributions expected for the next year			292
UBS AG | Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Line Items]
Additional employer contributions expected to be paid to employees retirement assets		SFr 450	$ 508
UBS AG | Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)		27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%	9.00%
Employee contributions on contributory base salary (as a percent)		13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%	9.00%
UBS AG | Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)		6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)		2.80%	2.80%
Employee contributions on contributory base salary (as a percent)		2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)		0.00%	0.00%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60	60
Employer contributions			$ 46	242
Total net defined benefit post-employment asset			0	4
UBS AG | UK pension plan | 2021
Disclosure Of Defined Benefit Plans [Line Items]
Collateral pool established for pension fund			347	364
Total contributions expected for the next year			0
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions			17	38
Total net defined benefit post-employment asset			$ 42	$ 5
UBS AG | US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65	65
Number of plans			2
UBS AG | US pension plans | 2021
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year			$ 10
UBS AG | German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65	65
Regular employer contributions expected for the next year			$ 11
Number of plans			2
UBS AG | German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%	5.00%
UBS AG | German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		6.00%	6.00%
UBS AG | German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%	4.00%
UBS AG | German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		0.90%	0.90%

[1]
As of 31 December 2020 and 31 December 2019, the Swiss pension plan was in a surplus situation. No net defined benefit asset was recognized on the balance sheet due to the IFRS asset ceiling restriction. Refer to Note 26a for more information.

[2]
Of the total liability recognized as of 31 December 2020, USD 88 million related to US plans and USD 498 million related to German plans (31 December 2019: USD 111 million and USD 416 million, respectively).